Significant Accounting Policies, Impairment of Long-Lived Assets (Vessels) and Right-of-use assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Vessel Asset	Dec. 31, 2022 USD ($)
Impairment of Long-Lived Assets (Vessels) [Abstract]
Term of estimated charter rates used to determine undiscounted projected operating cash flows	1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows	10 years
Number of vessels with indication of impairment | Vessel	3
Number of right-of use assets with indication of impairment | Asset	2
Carrying value of vessels evaluated for impairment	$ 54,765
Right-of-use assets	47,706	$ 0
Impairment loss	$ 0